Equities Roll Forward Schedule - Schedule of Equities Roll Forward Schedule (Details) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Equities Roll Forward Schedule [Line Items]
Balance		$ 7,404,952
Net loss		(3,660,825)	$ (1,078,673)
Share-based payments		1,741,478
Foreign currency translation adjustment		(41,646)
Balance		$ 5,443,959
Class A [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Balance (in Shares)	[1]	13,963,040
Balance (in Shares)	[1]	10,963,040
Class B [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Balance (in Shares)		3,786,960
Balance (in Shares)		3,786,960
Ordinary Shares [Member] | Class A [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Balance (in Shares)		10,963,040
Balance		$ 1,096
Share-based payments (in Shares)		3,000,000
Share-based payments		$ 300
Balance (in Shares)		13,963,040
Balance		$ 1,396
Ordinary Shares [Member] | Class B [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Balance (in Shares)		3,786,960
Balance		$ 379
Balance (in Shares)		3,786,960
Balance		$ 379
Additional paid-in capital [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Balance		8,275,034
Share-based payments		1,741,178
Balance		10,016,212
Statutory Reserves [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Balance		282,545
Balance		282,545
(Accumulated deficits) earnings [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Balance		(928,311)
Net loss		(3,660,825)
Balance		(4,589,136)
Accumulated other comprehensive income (loss) [Member]
Schedule of Equities Roll Forward Schedule [Line Items]
Balance		(225,791)
Foreign currency translation adjustment		(41,646)
Balance		$ (267,437)

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023